Investment in Joint Venture - Financial Impact of JV (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total current assets	$ 123,724	$ 148,541
Total current liabilities	(33,891)	(17,946)
JCU
Statement [Line Items]
Total current assets	3,226	525
Total non-current assets	38,838	38,666
Total current liabilities	(544)	(381)
Total non-current liabilities	(194)	(4,230)
Total net assets	$ 41,326	$ 34,580